Investments - Investment balances (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Short-term investments
Trading securities investments	$ 750,396	¥ 5,210,000	¥ 6,776,400
Held-to-maturity investments	2,880,599	20,000,000	65,670,202
Total short-term investments	3,630,995	25,210,000	72,446,602
Long-term investments
Held-to-maturity investments			44,859,168
Investments at cost method	10,146,911	70,450,000	60,450,000
Total investments	13,777,906	95,660,000	177,755,770
Trust products
Short-term investments
Trading securities investments	750,396	5,210,000	6,776,400
Held-to-maturity investments	$ 2,880,599	20,000,000	15,640,080
Long-term investments
Held-to-maturity investments			29,875,953
Asset management plans
Short-term investments
Held-to-maturity investments			50,030,122
Long-term investments
Held-to-maturity investments			5,146,575
Real estate funds
Long-term investments
Held-to-maturity investments			9,836,640
Investments at cost method		¥ 10,000,000	¥ 10,000,000